Organizations and Principal Activities	12 Months Ended
Dec. 31, 2022
Organizations and Principal Activities [Abstract]
ORGANIZATIONS AND PRINCIPAL ACTIVITIES

1. ORGANIZATIONS AND PRINCIPAL ACTIVITIES

Ucommune Group Holdings Limited (“Ucommune Group”) was founded in 2018 and was incorporated in the Cayman Islands. On June 29, 2020, Orisun Acquisition Corp. (“Orisun”), a special purpose acquisition company (“SPAC”), entered into a share exchange agreement (the “Share Exchange Agreement”) with Ucommune Group. Pursuant to the Share Exchange Agreement, Ucommune International Ltd (“the Company”), which is a subsidiary wholly owned by Orisun, acquired all of the issued and outstanding ordinary shares of Ucommune Group from the shareholders of Ucommune Group by newly issuing ordinary shares of Orisun to the shareholders of Ucommune Group (“SPAC Transaction”). The SPAC Transaction was consummated on November 17, 2020. Ucommune Group’s shareholders remains the controlling financial interests of Ucommune Group after the SPAC Transaction, which was accounted for as a reverse recapitalization and fully described below. In connection with the closing of the SPAC Transaction, Orisun had been ceased and Ucommune International Ltd continued as the surviving company.

Ucommune International Ltd, its consolidated subsidiaries, variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) is primarily engaged in providing long-term leasing, on-demand and short-term leasing solutions to freelancers, start-up entrepreneurs, small medium enterprises and corporations by delivering well-furnished and fully-serviced space on a flexible basis in the People’s Republic of China (“PRC”). The individuals and enterprises registered on U bazaar, a mobile app of the Group, are referred to as members.

a. Reverse recapitalization

The following paragraphs are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.

On November 17, 2020, the Company consummated the SPAC Transaction pursuant to the Share Exchange Agreement, where the Company acquired 100% of the issued and outstanding ordinary shares of Ucommune Group in exchange for 3,500,000 ordinary shares of the newly issued to the Company. In connection with Ucommune Group’s indemnification obligations under the Share Exchange Agreement, 157,028 Ordinary Shares escrow shares (which will not be fully paid at issuance) will be issued to the escrow agent to hold in escrow for the escrow period to satisfy any potential claims against the current Ucommune Group shareholders brought pursuant to the Share Exchange Agreement.

Ucommune Group was determined to be the accounting acquirer given Ucommune Group effectively controlled the combined entity after the SPAC Transaction. The transaction is not a business combination because the Company was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Ucommune Group for the net monetary assets of the Company, accompanied by a recapitalization. Ucommune Group is determined as the predecessor and the historical financial statements of Ucommune Group became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. The equity is restated using the exchange ratio of 0.4783 established in the reverse recapitalization transaction, which is 3,500,000 divided by 7,317,078 (6,565,650 ordinary shares and 751,428 ordinary shares to be issued for options granted by Ucommune Group), to reflect the equity structure of the Company. Loss (income) per share is retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio. The share and per share data is retrospectively restated using the exchange ratio in the share-based compensation footnote, see Note 20. The adjustments are also applied to income tax and parent only information, see Note 16 — income tax and Note 26 — condensed financial information of parent company where relevant, respectively.

The par value of ordinary shares remained $0.002, the subscription receivable was adjusted retrospectively from negative $12 to $nil, and the difference of $5 was adjusted retrospectively as in additional paid-in capital as of December 31, 2020.

In addition, 4.0 million earnout shares (“Earnout Shares”) were granted to certain shareholders of Ucommune Group. The shareholders may be entitled to receive Earnout Shares as follows: (a) 100,000 Class A Ordinary Shares if (i) the volume weighted average price(“VWAP”)of the Company Class A Ordinary Shares equals or exceeds $330 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2022 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB850,000 in the fiscal year of 2020 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2020; (b) 50,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $455 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2023 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,275,000 in the fiscal year of 2021 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2021; and (c) 50,000 Class A Ordinary Shares if (i) the VWAP of the Company Class A Ordinary Shares equals or exceeds $600 (or any foreign currency equivalent) in any twenty trading days within a thirty trading day period before December 31, 2024 on any securities exchange or securities market on which the Company Ordinary Shares are then traded or (ii) the revenue of Ucommune Group exceeds RMB1,912,000 in the fiscal year of 2022 pursuant to the audited consolidated financial statements of Ucommune Group as of and for the fiscal year ended December 31, 2022.

b. Reorganization

Prior to the SPAC Transaction, Ucommune Group undertook a series of steps as follows to restructure its business (the “Reorganization”):

Ucommune (Beijing) Venture Investment Co., Ltd. (“Ucommune Venture”) was established in April 2015, as a limited liability company in the PRC incorporated by Dr. Daqing Mao and other co-founders. After the incorporation, Ucommune Venture completed a series of financing by issuing equity interests with certain preferential rights to investors.

During September 2018 to June 2019, Ucommune Venture undertook a series of reorganization transactions to re-domicile its business from the PRC to the Cayman Islands (the “Re-domiciliation”).

Prior to the Re-domiciliation, Ucommune Group and Ucommune Venture are under the same ownership. The Re-domiciliation was accounted for as a reorganization of entities under common ownership. As a result, the accompanying financial statements have been prepared on a combined basis using historical cost.

As of December 31, 2022, the Company’s major subsidiaries, its VIEs and the VIEs’ major subsidiaries were as follow:

Name	Later of date of establishment or acquisition	Place of establishment	Percentage of legal ownership of the Company	Principal activities
Major Subsidiaries of the Company:
Ucommune Group Holdings Limited	September 21, 2018	Cayman	100%	Investment holding
Ucommune Group Holdings (Hong Kong) Limited (“Ucommune HK”)	December 7, 2018	Hong Kong	100%	Shared workspace
Ucommune (Beijing) Information Technology Co., Ltd (“WFOE”)	January 3, 2019	PRC	100%	Technology and internet service
Melo, Inc.	May 15, 2019	Delaware	100%	Technology Innovation
Melo Hongkong Limited	May 15, 2019	Hong Kong	100%	Technology Innovation
Beijing Melo Technology Co. Ltd	May 15, 2019	PRC	100%	Technology Innovation
VIEs:
Ucommune (Beijing) Venture Investment Co., Ltd (“Ucommune Investment”)	April 3, 2015	PRC	Nil	Shared workspace
Beijing Youxianji Technology Co., Ltd (“Youxianji”)	August 29, 2018	PRC	Nil	Technology and internet service
Beijing Weixue Tianxia Educational Technology Co. Ltd	May 15, 2019	PRC	Nil	Technology Innovation
Major VIEs’ subsidiaries:
Beijing Sunshine 100 Ucommune Venture Investment Co., Ltd.	May 18, 2015	PRC	Nil	Shared workspace
Beijing Pengda Ucommune Venture Investment Co., Ltd.	July 31, 2015	PRC	Nil	Shared workspace
Shanghai Ucommune Venture Investment Co., Ltd.	October 30, 2015	PRC	Nil	Shared workspace
Beijing Hongkun Enterprise Management Consulting Co., Ltd.	May 16, 2016	PRC	Nil	Shared workspace
Beijing Jingchao Ucommune Technology Services Co., Ltd.	September 19, 2016	PRC	Nil	Shared workspace
Beijing Dongke Ucommune Technology Service Co., Ltd.	July 06, 2017	PRC	Nil	Shared workspace
Hongtai Innovation Space (Beijing) Venture Investment Co., Ltd. (“Hongtai Space”)	December 05, 2017	PRC	Nil	Shared workspace
Hongkunyouxiang (Beijing)Technology Co., Ltd.	December 06, 2017	PRC	Nil	Shared workspace
Shenzhen Weido Union Technology Co., Ltd. and Subsidiaries (“Shenzhen Weido”)	June 01, 2018	PRC	Nil	Shared workspace
Hezuogongchuang (Beijing) Office Services Co., Ltd. and its Subsidiaries (“Wujie Space”)	June 01, 2018	PRC	Nil	Shared workspace
Beijing Dongyi Yuanda Architectural Decoration Engineering Co., Ltd. (“Dongyi Yuanda”)	July 01,2018	PRC	Nil	Construction
Beijing Daguan Architectural Design Consulting Co., Ltd. and Subsidiary (“Daguan”)	July 01,2018	PRC	Nil	Interior design
Zhuhai Shengguang Zhongshuo Digital Marketing Co., Ltd. (“Shengguang Zhongshuo”)	December 20, 2018	PRC	Nil	Marketing service
Beijing Xiyu Information Technology Co., Ltd.	March 20, 2017	PRC	Nil	SaaS services and IOT solutions
Guangdong Wanhe Green Technology Co., Ltd. (“Wanhe”)	May 31, 2021	PRC	Nil	Interior design

c. The VIE arrangements

The Company operates substantially all of its business through its VIEs including Ucommune Venture and Beijing U Bazaar. On May 20, 2019, WFOE entered into a series of contractual arrangements with Ucommune Venture, Beijing U Bazaar, and the respective equity interest holders. The series of contractual agreements include exclusive business cooperation agreement, exclusive call option agreement, equity pledge agreement, powers of attorney and spousal consent letters.

The Group believes that these contractual arrangements enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and is able to consolidate the VIEs and VIEs’ subsidiaries.

Details of the contractual agreements are set forth below.

●	Agreements that transfer economic benefits to the Group:

Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between WFOE and the VIEs, WFOE has the exclusive right to provide or designate any third-party to provide, among other things, leasing solution, permission of intellectual property rights, technological support and business support to the VIEs and their subsidiaries. In exchange, the VIEs and their subsidiaries pay service fees to WFOE in an amount determined by WFOE in its sole discretion. Without the prior written consent of WFOE, the VIEs and their subsidiaries cannot accept services provided by or establish similar cooperation relationship with any third-party. WFOE owns the exclusive intellectual property rights created as a result of the performance of this agreement unless otherwise provided by PRC laws or regulations. The agreement will be effective upon signing by both parties until WFOE signs a separate agreement to acquire the whole equity of the VIEs. Unless otherwise required by applicable PRC laws, the VIEs and their shareholders do not have any right to terminate the agreement.

●	Agreements that provide the Company effective control over VIEs:

Equity Pledge Agreement

Under the equity interest pledge agreement among WFOE, the VIEs and their shareholders, the VIEs’ shareholders pledged all of their equity interests of the VIEs to WFOE as security for performance of the obligations of the VIEs and its shareholders under the exclusive call option agreement, the exclusive business cooperation agreement and the powers of attorney. If any of the specified events of default occurs, WFOE may exercise the right to enforce the pledge immediately. WFOE may transfer all or any of its rights and obligations under the equity interest pledge agreement to its designee(s) at any time. The agreement will remain in effect until the fulfillment of all the obligations under the exclusive call option agreement, the exclusive business cooperation agreement and the powers of attorney.

Exclusive Call Option Agreement

Under the exclusive call option agreement among WFOE, the VIEs and their shareholders, each of the shareholders of the VIEs irrevocably granted WFOE a right to purchase, or designate a third-party to purchase, all or any part of their equity interests in the VIEs at a purchase price equal to the lowest price permissible by the then-applicable PRC laws and regulations at WFOE’s sole and absolute discretion to the extent permitted by PRC law. The shareholders of the VIEs shall promptly give all considerations they received from the exercise of the options to WFOE or its designee(s). The VIEs and their shareholders covenant that, without WFOE’s prior written consent, they will not, among other things, (i) sell, transfer, create any pledge or otherwise dispose of their equity interests in the VIEs or create any pledge or encumbrance on their equity interests in the VIEs; (ii) vote for shareholders’ resolution regarding sell, transfer, create any pledge or otherwise dispose of their equity interests in the VIEs; (iii) change the VIEs’ registered capital; (iv) amend the VIEs’ articles of association; (v) cause the VIEs to enter into any major contracts or terminate any material contracts to which the VIEs is a party; (vi) declare or distribute dividends; (vii) terminate, liquidate or dissolve the VIEs; or (viii) allow the VIEs to incur, inherit, guarantee or permit any debts, except for those payables incurred in the ordinary or usual course of business but not incurred by way of borrowing. The agreement will remain effective until terminated by WFOE at its discretion or the entire equity interests in the VIEs have been transferred to WFOE or its designee(s).

Powers of Attorney

Pursuant to the powers of attorney executed by the VIEs’ shareholders, each of them irrevocably authorized WFOE or its designee(s) to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest held by each of them in the VIEs, including but not limited to proposing to convene or attend shareholder meetings, signing the resolutions and minutes of such meetings, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to receive dividends and the right to sell, transfer, pledge or dispose of all the equity held in part or in whole).

Spousal Consent Letters

Pursuant to the spousal consent letters executed by the spouses of relevant individual shareholders of the VIEs, the signing spouses unconditionally and irrevocably agreed that the equity interest in the VIEs held by and registered in the name of their spouses be disposed of in accordance with the exclusive call option agreement, the exclusive business cooperation agreement, the equity interest pledge agreement and the powers of attorney described above, and that their spouses may perform, amend or terminate such agreements without their additional consent. Additionally, the signing spouses agreed not to assert any rights over the equity interest in the VIEs held by their spouses. In addition, in the event that the signing spouses obtain any equity interests in the VIEs held by their spouses for any reason, they agree to be bound by and sign any legal documents substantially similar to the contractual arrangements described above, as may be amended from time to time.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with VIEs and their shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

—	VIEs and their shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of VIEs, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

—	VIEs and their shareholders could fail to obtain proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

—	The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

—	If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group’s business and operations in China.

The Group’s ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate VIEs and their subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over VIEs and their shareholders, and the Group may lose the ability to receive economic benefits from VIEs.

The Group’s business has been directly operated by the VIEs and their subsidiaries. As of December 31, 2021, and 2022, the VIEs and their subsidiaries accounted for an aggregate of 93.2% and 98.9%, respectively, of the Group’s consolidated total assets, and 93.0% and 95.5% respectively of the Group’s consolidated total liabilities.

The following financial information of the Company’s VIEs and VIEs’ subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the accompanying consolidated financial statements:

	As of December 31,
	2021	2022
	RMB	RMB	USD
Cash and cash equivalents	125,064	46,886	6,798
Other current assets	382,788	316,832	45,936
Total current assets	507,852	363,718	52,734
Property and equipment, net	229,655	131,291	19,035
Right-of-use assets, net	644,886	319,263	46,289
Goodwill	28,912	—	—
Other non-current assets	333,442	213,182	30,908
Total non-current assets	1,236,895	663,736	96,232
TOTAL ASSETS	1,744,747	1,027,454	148,966
Accounts payable	261,204	273,813	39,699
Lease liabilities, current	256,178	162,791	23,602
Other current liabilities	436,031	318,570	46,188
Total current liabilities	953,413	755,174	109,489
Lease liabilities, non-current	413,593	153,298	22,226
Other non-current liabilities	24,077	9,297	1,348
Total non-current liabilities	437,670	162,595	23,574
Total liabilities	1,391,083	917,769	133,063

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	USD
Net revenues	846,298	1,027,988	643,535	93,304
Net loss	(396,494)	(1,832,247)	(317,115)	(45,977)
Net cash provided by/(used in) operating activities	8,435	72,702	(52,830)	(7,660)
Net cash (used in)/provided by investing activities	(41,915)	(40,811)	7,255	1,052
Net cash used in financing activities	(34,223)	(31,281)	(32,603)	(4,727)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIE through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

d. Going Concern and impact of COVID-19 pandemic

The Group has incurred recurring operating losses since its inception, including net losses of RMB507.9 million, RMB2,162.8 million and RMB322.5 million for the years ended December 31, 2020, 2021 and 2022, respectively. Net cash used in operating activities was RMB27.6 million, RMB199.1 million and RMB175.9 million for the years ended December 31, 2020, 2021 and 2022, respectively. Accumulated deficit was RMB4,529.5 million as of December 31, 2022. As of December 31, 2022, the Company had cash and cash equivalents of RMB53.2 million (US$7.7 million). The COVID-19 pandemic negatively impacted the Group’s business operations for the years ended December 31, 2020, 2021 and 2022 and has continued to impact the Group’s financial position, results of operations and cash flows. These conditions raise substantial doubt about the Group’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of financing from investors to fund its operations and business development. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan which includes continued business transition from asset-heavy model to asset-light model in order to improve the profitability, continued exploration of new business opportunities that have synergies with our core business, push collection of long term receivables, controlling operating costs and optimizing operational efficiency to improve the Group’s cash flow from operations. The Group also plans to raise additional capital, including among others, obtaining debt financing, to support its future operation.

The Group continues to explore opportunities to grow its business. However, it has not yet achieved a business scale that is able to generate a sufficient level of revenues to achieve net profit and positive cash flows from operating activities, and the Group expects the operating losses and negative cash flows from operations will continue for the foreseeable future. If it is unable to grow the business to achieve economies of scale in the future, it will become even more difficult for the Group to sustain a sufficient source of cash to cover its operating costs. There can be no assurance, however, that the Group will be able to obtain additional financing on terms acceptable to the Group, in a timely manner, or at all. In the event that financing sources are not available, or that the Group is unsuccessful in increasing its gross profit margin, push collection of long term receivables and reducing operating losses, the Group may be unable to implement its current plans for expansion, repay debt obligations or respond to competitive pressures, any of which would have a material adverse effect on the Group’s business, financial condition and results of operations and would materially adversely affect its ability to continue as a going concern.

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainties.

e. Recent development

Novel coronavirus (COVID-19) was first found in December of 2019. Subsequently, COVID-l9 spread rapidly around the world. To reduce the impacts of the pandemic, the governments of many countries implemented measures such as quarantines, travel restrictions, and the temporary restrictions of business activities. This has resulted in a material and negative effect on the economy and rental market in China and caused significant loss of our business, decrease in our occupancy rates, particularly during the year 2022, which in turn resulted in a decrease in our revenue.

The COVID-19 pandemic has created unique global and industry-wide challenges, including challenges to many aspects of our business. Substantially all of our revenues and workforce are concentrated in China. Our financial position, results of operations and cash flows could be adversely affected to the extent that the outbreak harms the Chinese economy in general.